Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of revenue disaggregated
	For the Three Months Ended March 31, 2020
	2020	2019
Revenue from contracts with customers:
Wholesale contracts	$1,420,039	$1,583,369
Retail contracts	$646,517	$626,189
Other transaction and processing fees	$547,437	$381,336
Total transactions and processing fees	$2,613,993	$2,590,894

December 31, 2019
Revenue from contracts with customers:
Wholesale contracts	$6,202,083
Retail contracts	$2,689,506
Other transaction and processing fees	$1,399,935
Total transaction and processing fees	$10,291,524